Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Subtotal of Short-Term Borrowings	¥ 6,571,252	$ 995,749	¥ 6,452,022
Current portion of long-term debts (note 10(b))	2,357,324	342,859	2,197,985
Current portion of medium-term notes (note (11))	1,757,000	255,545	1,757,000
Total short-term borrowings and current portion of long-term debt	10,685,576	1,554,153	10,407,007
Bank Borrowings Guaranteed By Bank Deposits [Member]
Subtotal of Short-Term Borrowings	30,000	4,363	30,000
Bank Borrowings Guaranteed By Related Parties [Member]
Subtotal of Short-Term Borrowings	4,625,600	672,766	4,508,449
Bank Borrowings Guaranteed By Property Plant And Equipment [Member]
Subtotal of Short-Term Borrowings	1,562,186	227,211	1,567,107
Bank Borrowings Guaranteed By Third Parties [Member]
Subtotal of Short-Term Borrowings	0	0	34,000
Unsecured Debt [Member]
Subtotal of Short-Term Borrowings	¥ 353,466	$ 51,409	¥ 312,466